ORDINARY SHARES (Details Textual) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	May 14, 2010	May 31, 2010	Sep. 30, 2014	Sep. 30, 2011	Sep. 30, 2013	Nov. 06, 2012
Ordinary Shares [Line Items]
Ordinary share, shares authorized			100,000,000		100,000,000
Ordinary share, par value			$ 0.01		$ 0.01
Ordinary share, shares issued			1,405,000		1,405,000
Ordinary share, shares outstanding			1,405,000		1,405,000
Stock Issued During Period, Shares, Issued for Cash	4,000,000
Stock Issued During Period, Value, Issued for Cash	$ 14,500,000
Equity Issuance, Per Share Amount	$ 4.00
Payments of Stock Issuance Costs		1,496,000
Stockholders Equity, Reverse Stock Split			1-for-10
Restricted Stock [Member]
Ordinary Shares [Line Items]
Stock Issued During Period, Shares, Issued for Noncash Consideration				50,000
Reserve Stock Split [Member]
Ordinary Shares [Line Items]
Ordinary share, par value						$ 0.001
Stockholders Equity, Reverse Stock Split			the Company shall issue one (1) ordinary share (each, "New Share," collectively "New Shares") for every ten (10) ordinary shares held by its members ("Old Shares") (the "Reverse Stock Split"). The par value of each New Share was $0.01, equal to the aggregate of the par value of ten Old Shares combined
Public Offering [Member]
Ordinary Shares [Line Items]
Ordinary share, shares issued		10,000,000
Ordinary share, shares outstanding		10,000,000
Stock Issued During Period, Shares, Issued for Cash		4,000,000
Stock Issued During Period, Value, Issued for Cash		$ 16,000,000
Equity Issuance, Per Share Amount		$ 4.00
Employee Stock [Member]
Ordinary Shares [Line Items]
Stock Issued During Period, Shares, Issued for Noncash Consideration				50,000